Expense Example - Longboard Fund	Sep. 29, 2025 USD ($)
Longboard Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 789
Expense Example, with Redemption, 3 Years	1,235
Expense Example, with Redemption, 5 Years	1,706
Expense Example, with Redemption, 10 Years	3,002
Longboard Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	$ 2,317